FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - Amortized cost - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Financial liabilities by category
Financial liabilities	$ 445,014,403	$ 308,541,402
Trade and other payables
Financial liabilities by category
Financial liabilities	163,585,203	125,849,620
Borrowings
Financial liabilities by category
Financial liabilities	184,571,742	145,478,637
Convertible notes
Financial liabilities by category
Financial liabilities	72,558,213	12,559,071
Lease liability
Financial liabilities by category
Financial liabilities	13,888,601	11,751,284
Consideration for acquisition of assets
Financial liabilities by category
Financial liabilities	$ 10,410,644	$ 12,902,790